UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

c/o Foreside Management Series, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-614-416-9058

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Brandes International ETF

BINV | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2024

The annual shareholder report contains important information about the Brandes International ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$57Footnote Reference(1)	0.70%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes International ETF returned 18.84% (based on net asset value), trailing the 19.63% return of the MSCI EAFE Index and outperforming the 16.65% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Germany, and Taiwan. Meanwhile, allocations to France and Japan weighed on relative returns, as did exposure to the Netherlands. From a sector standpoint, holdings in industrials and financials were standout performers, whereas allocations to health care and consumer discretionary detracted from relative returns. Additionally, although our overweight to consumer staples, the worst-performing sector within the MSCI EAFE Index, hurt relative returns, the overall performance of our holdings more than offset the allocation effect, making the overall impact positive.

TOP PERFORMANCE CONTRIBUTORS

Aerospace & Defense| Embraer (Brazil) and Rolls-Royce (United Kingdom). Rolls-Royce continued to benefit from the ongoing recovery in its end-markets. Recently, the market reacted favorably to the firm’s announcement that it would leave its 2024 guidance unchanged.

Banks | Intesa Sanpaolo (Italy), Barclays (United Kingdom), and Erste Group Bank (Austria).

Information Technology | SAP (Germany) and Taiwan Semiconductor Manufacturing Company (TSMC). TSMC received Taiwanese government approval to finance the construction of manufacturing facilities in Japan and the U.S., positioning it to support the growing demand for artificial intelligence and high-performance computing technologies.

TOP PERFORMANCE DETRACTORS

Health Care | Astellas Pharma and Takeda Pharmaceutical (Japan), and Grifols (Spain). Grifols declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. We continue to believe there is a meaningful upside potential in Grifols. The company recently completed the sale of an ownership stake in Shanghai RAAS, which should help it improve its financial leverage in the near term.

Consumer Discretionary | Alibaba Group Holding Limited (China), Kering (France), and Swatch Group (Switzerland).

Overweight to Consumer Staples | Mainly to the consumer staples distributions & retail and beverages industries.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes International ETF - NAV	MSCI EAFE Index (Regulatory Benchmark)	MSCI EAFE Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
10/31/23	9,939	9,867	9,862
11/30/23	10,877	10,783	10,643
12/31/23	11,370	11,356	11,163
01/31/24	11,323	11,422	11,156
02/29/24	11,433	11,631	11,176
03/31/24	11,926	12,013	11,663
04/30/24	11,800	11,705	11,544
05/31/24	12,400	12,159	11,999
06/30/24	11,883	11,963	11,665
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	18.84%
Brandes International ETF - Market	19.16%
MSCI EAFE Index (Regulatory Benchmark)	19.63%
MSCI EAFE Value Index (Performance Benchmark)	16.65%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$99,184,794
  Total advisory fees paid$267,185
  Total number of portfolio holdings63
  Portfolio Turnover Rate10%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	18.0%
Consumer Staples	17.7%
Financials	14.9%
Consumer Discretionary	11.9%
Industrials	10.1%
Communication Services	7.5%
Information Technology	6.0%
Energy	5.4%
Materials	4.1%
Real Estate	1.5%
Utilities	1.2%
Money Market Funds	2.7%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

Brandes U.S. Small-Mid Cap Value ETF

BSMC | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2024

The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$56Footnote Reference(1)	0.70%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes U.S. Small-Mid Cap Value ETF returned 15.40% (based on net asset value), trailing the 19.43% return of the Russell 2500 Value Index. Notably, our holdings in the materials sector, particularly the chemicals industry, contributed positively to the Fund’s relative performance. Conversely, health care sector holdings, especially those in the health care providers & services industry, detracted from returns.

TOP PERFORMANCE CONTRIBUTORS

Chemicals| International Flavors & Fragrances, Sensient Technologies Corporation, and Scotts Miracle-Gro Company.

Aerospace & Defense| Embraer and Moog. Both Embraer and Moog Inc. continued to benefit from ongoing recovery in passenger air travel and their other end-markets, which has led to solid revenue growth, expanding profit margins, healthier cash-flow generation, and healed balance sheets.

Textiles, Apparel & Luxury Goods | Levi Strauss and Skechers U.S.A.

TOP PERFORMANCE DETRACTORS

Health Care | Pediatrix Medical Group, Premier, Inc., and Grifols. Grifols’ shares declined mainly in the first quarter 2024 following a short seller’s report that questioned the company’s debt and corporate governance practices. We continue to believe there is a meaningful upside potential in Grifols. The company recently completed the sale of an ownership stake in Shanghai RAAS, which should help it improve its financial leverage in the near term.

Information Technology | Amdocs Limited and IPG Photonics Corporation.

Energy Equipment & Services | Dril-Quip.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes U.S. Small-Mid Cap Value ETF - NAV	Russell 3000 Index (Regulatory Benchmark)	Russell 2500 Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
10/31/23	9,735	9,895	9,763
11/30/23	10,379	10,818	10,649
12/31/23	11,142	11,391	11,766
01/31/24	10,956	11,518	11,436
02/29/24	11,403	12,141	11,894
03/31/24	11,965	12,533	12,480
04/30/24	11,464	11,981	11,696
05/31/24	11,785	12,547	12,188
06/30/24	11,541	12,936	11,943
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	15.40%
Brandes U.S. Small-Mid Cap Value ETF - Market	15.21%
Russell 3000 Index (Regulatory Benchmark)	29.36%
Russell 2500 Value Index (Performance Benchmark)	19.43%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$57,315,137
  Total advisory fees paid$160,261
  Total number of portfolio holdings73
  Portfolio Turnover Rate4%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	19.8%
Industrials	18.0%
Information Technology	14.7%
Financials	11.3%
Consumer Staples	10.7%
Materials	8.9%
Energy	4.8%
Consumer Discretionary	4.7%
Communication Services	2.4%
Real Estate	1.9%
Money Market Funds	5.9%
Liabilities in Excess of Other Assets	(3.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

Brandes U.S. Value ETF

BUSA | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2024

The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period October 4, 2023 (commencement of operations) through June 30, 2024. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$49Footnote Reference(1)	0.60%
Footnote	Description
Footnote(1)	Based on the period October 4, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

From the October 4, 2023 commencement of operations of the Fund through June 30, 2024, the Brandes U.S. Value ETF returned 20.23% (based on net asset value) versus the 19.34% return of the Russell 1000 Value Index. The financial sector, particularly banks, bolstered the Fund’s relative performance. Amid a solid performance period, only a few of the Fund’s holdings declined, including select energy and health care positions.

TOP PERFORMANCE CONTRIBUTORS

Banks| Wells Fargo & Company, Bank of America, and Citigroup.

Semiconductors & Semiconductor Equipment | Micron Technology and Applied Materials. Both Micron Technology and Applied Materials benefited from investor optimism surrounding the growing structural demand for semiconductor content, fueled by the proliferation of artificial intelligence (AI) applications.

Insurance | Willis Towers Watson, American International Group, and W.R. Berkley Corporation.

TOP PERFORMANCE DETRACTORS

Health Care | Sanofi, Fortrea Holdings, and CVS Health Corporation. Fortrea  revised its 2024 guidance downward, leading to investor skepticism that management could achieve its full-year targets. Similarly, CVS recently cut its earnings outlook on rising Medicare Advantage costs. Despite the headwinds, CVS continues to enjoy a favorable competitive position as a vertically integrated company in the health care sector. In our view, both Fortrea and CVS remain attractive long-term investments at their current valuation levels.

Energy | Halliburton Company and Chevron Corporation.

IT Services | Amdocs Limited and Cognizant Technology Solutions.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes U.S. Value ETF - NAV	Russell 1000 Index (Regulatory Benchmark)	Russell 1000 Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
10/31/23	9,854	9,910	9,861
11/30/23	10,453	10,835	10,605
12/31/23	11,081	11,370	11,193
01/31/24	11,276	11,528	11,204
02/29/24	11,728	12,151	11,617
03/31/24	12,416	12,540	12,198
04/30/24	11,882	12,007	11,677
05/31/24	12,119	12,572	12,047
06/30/24	12,023	12,988	11,934
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	20.23%
Brandes U.S. Value ETF - Market	20.31%
Russell 1000 Index (Regulatory Benchmark)	29.88%
Russell 1000 Value Index (Performance Benchmark)	19.34%
Footnote	Description
Footnote*	Since Commencement of operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$140,112,252
  Total advisory fees paid$327,179
  Total number of portfolio holdings55
  Portfolio Turnover Rate6%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Financials	28.4%
Health Care	20.1%
Industrials	13.0%
Information Technology	10.6%
Communication Services	8.9%
Energy	7.5%
Consumer Discretionary	3.3%
Consumer Staples	2.7%
Materials	2.2%
Utilities	1.2%
Money Market Funds	2.4%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

Current Fiscal Year (1)
(a) Audit Fees	$132,250
(b) Audit-Related Fees	$-
(c) Tax Fees(2)	$31,500
(d) All Other Fees	$-

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.

(2)	The nature of the services includes tax compliance and tax filings.

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $132,250 for 2024 and $0 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,500 for 2024 and $0 for 2023.

The nature of the services includes tax compliance and tax filings.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $31,500 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

2024

Annual Financial Statements and Other Information

BRANDES INVESTMENT PARTNERS L.P.

BRANDES INTERNATIONAL ETF (BINV)

BRANDES U.S. SMALL-MID CAP VALUE ETF (BSMC)

BRANDES U.S. VALUE ETF (BUSA)

June 30,2024

(This page intentionally left blank)

Table of Contents

Schedule of Investments:
Brandes International ETF	4
Brandes U.S. Small-Mid Cap Value ETF	7
Brandes U.S. Value ETF	10
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	25
Additional Information	26

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Brandes International ETF

Schedule of Investments

June 30, 2024

	Shares	Value
Common Stocks – 98.3%
Austria – 1.8%
Erste Group Bank AG	37,089	$1,758,552
Brazil – 6.1%
Ambev SA, ADR	831,893	1,705,381
Embraer SA, ADR*	73,687	1,901,124
Petroleo Brasileiro SA, ADR	127,163	1,734,503
Telefonica Brasil SA, ADR	86,103	706,906
		6,047,914
Canada – 2.3%
CAE, Inc.*	67,983	1,263,124
Open Text Corp	34,218	1,027,909
		2,291,033
China – 2.6%
Alibaba Group Holding Ltd., ADR	36,447	2,624,184
France – 17.2%
BNP Paribas SA, ADR	63,232	2,032,277
Carrefour SA	139,348	1,971,377
Danone SA, ADR	119,069	1,459,786
Engie SA	85,319	1,219,365
Kering SA, ADR	51,032	1,851,441
Orange SA	174,694	1,751,340
Publicis Groupe SA	13,980	1,489,022
Renault SA	10,431	534,826
Sanofi SA	26,637	2,567,635
Societe BIC SA	17,710	1,043,942
TotalEnergies SE	16,662	1,113,062
		17,034,073
Germany – 10.5%
Deutsche Post AG	36,910	1,494,914
Fresenius SE & Co. KGaA*	51,655	1,543,477
Heidelberg Materials AG	17,257	1,790,711
Henkel AG & Co. KGaA	26,764	2,106,871
Infineon Technologies AG	28,704	1,055,346
SAP SE, ADR	11,920	2,404,383
		10,395,702
Hong Kong – 0.5%
First Pacific Co. Ltd	1,068,000	496,560
Ireland – 1.0%
Willis Towers Watson PLC	3,664	960,481
Italy – 4.5%
Buzzi SpA	24,625	991,809
Eni SpA	83,395	1,282,945
Intesa Sanpaolo SpA	578,269	2,151,194
		4,425,948
Japan – 12.5%
Astellas Pharma, Inc	181,900	1,797,967
Honda Motor Co. Ltd	93,800	1,002,959
Kubota Corp	89,500	1,251,865
Makita Corp	33,500	910,494
Mitsubishi UFJ Financial Group, Inc	124,800	1,341,410

See Notes to Financial Statements.

4

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2024

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nissan Motor Co. Ltd	362,500	$1,230,192
Sumitomo Mitsui Trust Holdings, Inc	81,500	1,859,412
Takeda Pharmaceutical Co. Ltd	118,100	3,062,994
		12,457,293
Mexico – 4.3%
America Movil SAB de CV, ADR	88,827	1,510,059
Cemex SAB de CV, ADR	199,981	1,277,878
Fibra Uno Administracion SA de CV REIT	1,246,870	1,532,889
		4,320,826
Netherlands – 4.7%
Heineken Holding NV	31,638	2,497,335
Koninklijke Philips NV*	85,305	2,149,686
		4,647,021
South Korea – 1.0%
Shinhan Financial Group Co. Ltd., ADR	29,348	1,021,604
Spain – 1.4%
Grifols SA, ADR*	215,490	1,358,664
Switzerland – 7.4%
Cie Financiere Richemont SA, Class A	10,364	1,617,573
Novartis AG, ADR	15,237	1,622,131
Swatch Group AG (The)	41,395	1,690,626
UBS Group AG	80,585	2,380,481
		7,310,811
Taiwan – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,627	1,499,459
United Kingdom – 19.0%
Barclays PLC	477,307	1,260,422
GSK PLC	101,871	1,969,607
Imperial Brands PLC	68,955	1,764,233
J Sainsbury PLC	448,037	1,444,221
Kingfisher PLC	398,780	1,254,190
Marks & Spencer Group PLC	228,338	826,956
Reckitt Benckiser Group PLC, ADR	133,255	1,457,810
Rolls-Royce Holdings PLC*	374,829	2,164,407
Shell PLC, ADR	16,688	1,204,540
Smith & Nephew PLC, ADR	70,753	1,753,259
Tesco PLC	461,702	1,785,923
WPP PLC	217,975	1,996,019
		18,881,587
Total Common Stocks (Cost $96,977,681)		97,531,712
Money Market Funds – 2.7%
JPMorgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $2,642,783)	2,642,783	2,642,783

See Notes to Financial Statements.

5

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2024

Value
Total Investments – 101.0%
(Cost $99,620,464)	$100,174,495
Liabilities in Excess of Other Assets – (1.0)%	(989,701)
Net Assets – 100.0%	$99,184,794

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

ADR : American Depositary Receipt

PLC : Public Limited Company

REIT: Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Health Care	18.0%
Consumer Staples	17.7%
Financials	14.9%
Consumer Discretionary	11.9%
Industrials	10.1%
Communication Services	7.5%
Information Technology	6.0%
Energy	5.4%
Materials	4.1%
Real Estate	1.5%
Utilities	1.2%
Money Market Funds	2.7%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Net Assets	100.0%

See Notes to Financial Statements.

6

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments

June 30, 2024

	Shares	Value
Common Stocks – 97.2%
Communication Services – 2.4%
Interpublic Group of Cos., Inc. (The)	39,330	$1,144,110
Scholastic Corp	6,596	233,960
		1,378,070
Consumer Discretionary – 4.7%
Levi Strauss & Co., Class A	40,631	783,366
Mohawk Industries, Inc.*	5,898	669,954
Skechers USA, Inc., Class A*	7,899	545,979
Whirlpool Corp	6,526	666,957
		2,666,256
Consumer Staples – 10.7%
Campbell Soup Co	12,694	573,642
Edgewell Personal Care Co	34,284	1,377,874
Ingles Markets, Inc., Class A	11,693	802,257
Ingredion, Inc	7,448	854,286
Lancaster Colony Corp	3,098	585,429
Molson Coors Beverage Co., Class B	22,580	1,147,741
Seaboard Corp	100	316,074
Weis Markets, Inc	7,996	501,909
		6,159,212
Energy – 4.8%
Chesapeake Energy Corp	11,994	985,787
Dril-Quip, Inc.*	63,979	1,190,009
World Kinect Corp	22,690	585,402
		2,761,198
Financials – 11.3%
Citizens Financial Group, Inc	28,886	1,040,762
CNA Financial Corp	12,794	589,419
Mercury General Corp	14,919	792,796
Old Republic International Corp	18,992	586,853
OneMain Holdings, Inc	19,092	925,771
SEI Investments Co	12,694	821,175
State Street Corp	7,596	562,104
White Mountains Insurance Group Ltd	300	545,235
Willis Towers Watson PLC	2,398	628,612
		6,492,727
Health Care – 19.8%
DENTSPLY SIRONA, Inc	32,330	805,340
Elanco Animal Health, Inc.*	68,367	986,536
Fortrea Holdings, Inc.*	25,385	592,486
Grifols SA, ADR*	109,927	693,090
Henry Schein, Inc.*	6,796	435,624
Koninklijke Philips NV*	26,239	661,223
Organon & Co	43,969	910,158
Pediatrix Medical Group, Inc.*	82,122	620,021
Phibro Animal Health Corp., Class A	39,182	657,082
Premier, Inc., Class A	78,034	1,456,895
Prestige Consumer Healthcare, Inc.*	8,696	598,720
Quest Diagnostics, Inc	8,296	1,135,556
Sotera Health Co.*	50,568	600,242

See Notes to Financial Statements.

7

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

June 30, 2024

	Shares	Value
Common Stocks (continued)
Health Care (continued)
United Therapeutics Corp.*	2,298	$732,028
Zimmer Biomet Holdings, Inc	4,498	488,168
		11,373,169
Industrials – 18.0%
Balfour Beatty PLC	132,427	611,346
Embraer SA, ADR*	44,927	1,159,117
Healthcare Services Group, Inc.*	108,330	1,146,131
Heartland Express, Inc	17,192	211,977
Kelly Services, Inc., Class A	27,088	579,954
Kennametal, Inc	36,660	862,976
Knight-Swift Transportation Holdings, Inc	11,750	586,560
Landstar System, Inc	1,400	258,272
Moog, Inc., Class A	4,498	752,515
National Presto Industries, Inc	15,711	1,180,368
Science Applications International Corp	2,298	270,130
Textron, Inc	12,894	1,107,079
TransUnion	7,096	526,239
UniFirst Corp	6,098	1,045,990
		10,298,654
Information Technology – 14.7%
Amdocs Ltd	22,110	1,744,921
Arlo Technologies, Inc.*	48,378	630,849
Arrow Electronics, Inc.*	3,998	482,798
Avnet, Inc	10,296	530,141
F5, Inc.*	6,198	1,067,482
IPG Photonics Corp.*	13,170	1,111,416
NETGEAR, Inc.*	80,263	1,228,024
Qorvo, Inc.*	7,896	916,252
Verint Systems, Inc.*	21,990	708,078
		8,419,961
Materials – 8.9%
Buzzi SpA	9,096	366,355
International Flavors & Fragrances, Inc	12,588	1,198,503
Scotts Miracle-Gro Co. (The)	10,496	682,870
Sealed Air Corp	15,194	528,599
Sensient Technologies Corp	13,294	986,282
Sonoco Products Co	9,296	471,493
Winpak Ltd	26,743	872,639
		5,106,741
Real Estate – 1.9%
Equity Commonwealth REIT*	54,776	1,062,654
Total Common Stocks (Cost $54,472,681)		55,718,642

Money Market Funds – 5.9%
JP Morgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $3,373,135)	3,373,135	3,373,135

See Notes to Financial Statements.

8

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

June 30, 2024

Value
Total Investments – 103.1%
(Cost $57,845,816)	$59,091,777
Liabilities in Excess of Other Assets – (3.1)%	(1,776,640)
Net Assets – 100.0%	$57,315,137

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

ADR : American Depositary Receipt

PLC : Public Limited Company

REIT: Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Health Care	19.8%
Industrials	18.0%
Information Technology	14.7%
Financials	11.3%
Consumer Staples	10.7%
Materials	8.9%
Energy	4.8%
Consumer Discretionary	4.7%
Communication Services	2.4%
Real Estate	1.9%
Money Market Funds	5.9%
Total Investments	103.1%
Liabilities in Excess of Other Assets	(3.1)%
Net Assets	100.0%

See Notes to Financial Statements.

9

Brandes U.S. Value ETF

Schedule of Investments

June 30, 2024

	Shares	Value
Common Stocks – 97.9%
Communication Services – 8.9%
Alphabet, Inc., Class C	22,390	$4,106,774
Comcast Corp., Class A	90,010	3,524,791
Fox Corp., Class B	60,105	1,924,562
Omnicom Group, Inc	31,934	2,864,480
		12,420,607
Consumer Discretionary – 3.3%
AutoZone, Inc.*	706	2,092,655
Mohawk Industries, Inc.*	22,070	2,506,931
		4,599,586
Consumer Staples – 2.7%
Ingredion, Inc	20,899	2,397,115
Kenvue, Inc	75,994	1,381,571
		3,778,686
Energy – 7.5%
Chevron Corp	32,255	5,045,327
Halliburton Co	106,226	3,588,314
World Kinect Corp	75,605	1,950,609
		10,584,250
Financials – 28.4%
American International Group, Inc	32,738	2,430,469
Arch Capital Group Ltd.*	23,014	2,321,882
Bank of America Corp	108,706	4,323,238
Bank of New York Mellon Corp. (The)	38,509	2,306,304
Berkshire Hathaway, Inc., Class B*	3,177	1,292,404
Citigroup, Inc	53,294	3,382,037
Fiserv, Inc.*	25,211	3,757,447
JPMorgan Chase & Co	13,864	2,804,133
OneMain Holdings, Inc	28,822	1,397,579
PNC Financial Services Group, Inc. (The)	19,254	2,993,612
State Street Corp	20,664	1,529,136
Truist Financial Corp	35,689	1,386,518
W R Berkley Corp	32,404	2,546,306
Wells Fargo & Co	70,260	4,172,741
Willis Towers Watson PLC	11,975	3,139,127
		39,782,933
Health Care – 20.1%
Cardinal Health, Inc	28,875	2,838,990
Cigna Group (The)	9,860	3,259,420
CVS Health Corp	32,639	1,927,659
Fortrea Holdings, Inc.*	39,685	926,248
HCA Healthcare, Inc	7,670	2,464,218
Johnson & Johnson	13,385	1,956,352
Labcorp Holdings, Inc	9,647	1,963,261
McKesson Corp	5,732	3,347,717
Merck & Co., Inc	30,525	3,778,995
Pfizer, Inc	103,809	2,904,576
Sanofi SA, ADR	57,316	2,780,972
		28,148,408

See Notes to Financial Statements.

10

Brandes U.S. Value ETF

Schedule of Investments (Continued)

June 30, 2024

	Shares	Value
Common Stocks (continued)
Industrials – 13.0%
Emerson Electric Co	24,885	$2,741,332
FedEx Corp	11,740	3,520,122
Gates Industrial Corp. PLC*	96,480	1,525,349
General Dynamics Corp	4,956	1,437,934
Johnson Controls International PLC	28,698	1,907,556
Knight-Swift Transportation Holdings, Inc	29,419	1,468,596
SS&C Technologies Holdings, Inc	38,774	2,429,966
Textron, Inc	36,629	3,144,966
		18,175,821
Information Technology – 10.6%
Amdocs Ltd	43,330	3,419,604
Cisco Systems, Inc	28,480	1,353,085
Cognizant Technology Solutions Corp., Class A	41,395	2,814,860
Flex Ltd.*	105,890	3,122,696
Micron Technology, Inc	14,776	1,943,487
Open Text Corp	29,115	874,615
Qorvo, Inc.*	11,505	1,335,040
		14,863,387
Materials – 2.2%
Corteva, Inc	57,349	3,093,405
Utilities – 1.2%
Entergy Corp	15,838	1,694,666
Total Common Stocks (Cost $129,970,531)		137,141,749

Money Market Funds – 2.4%
JP Morgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $3,419,314)	3,419,314	3,419,314

Total Investments – 100.3%
(Cost $133,389,845)		$140,561,063
Liabilities in Excess of Other Assets – (0.3)%		(448,811)
Net Assets – 100.0%		$140,112,252

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

ADR : American Depositary Receipt

PLC : Public Limited Company

See Notes to Financial Statements.

11

Brandes U.S. Value ETF

Schedule of Investments (Continued)

June 30, 2024

Summary of Investment Type

Sector	% of Net Assets
Financials	28.4%
Health Care	20.1%
Industrials	13.0%
Information Technology	10.6%
Communication Services	8.9%
Energy	7.5%
Consumer Discretionary	3.3%
Consumer Staples	2.7%
Materials	2.2%
Utilities	1.2%
Money Market Funds	2.4%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Net Assets	100.0%

See Notes to Financial Statements.

12

(This page intentionally left blank)

13

Statements of Assets and Liabilities

June 30, 2024

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Assets
Investments, at fair value	$100,174,495	$59,091,777	$140,561,063
Cash	275,235	532,340	111
Foreign currency at value (cost $68,635, $7 and $–)	68,635	7	—
Receivables:
Capital shares	1,458,424	—	—
Securities sold	400,318	—	—
Dividends	296,309	55,502	130,112
Foreign tax reclaim	113,385	—	11,166
Total assets	102,786,801	59,679,626	140,702,452
Liabilities
Payables:
Securities purchased	1,684,832	2,203,824	—
Distributions payable	1,457,971	125,348	521,883
Capital shares	400,318	—	—
Investment advisory fees	56,386	32,817	66,317
Other payables	2,500	2,500	2,000
Total liabilities	3,602,007	2,364,489	590,200
Net Assets	$99,184,794	$57,315,137	$140,112,252

Net Assets Consist of
Paid-in capital	$98,622,688	$56,051,376	$132,860,680
Distributable earnings (loss)	562,106	1,263,761	7,251,572
Net Assets	$99,184,794	$57,315,137	$140,112,252
Number of Common Shares outstanding	3,400,000	2,000,000	4,700,000
Net Asset Value, offering and redemption price per share	$29.17	$28.66	$29.81
Investments, at cost	$99,620,464	$57,845,816	$133,389,845

See Notes to Financial Statements.

14

Statements of Operations

Period Ended June 30, 2024

	Brandes International ETF(1)	Brandes U.S. Small-Mid Cap Value ETF(1)	Brandes U.S. Value ETF(1)
Investment Income
Dividend income*	$1,945,418	$469,952	$1,234,093
Expenses
Investment advisory fees	267,185	160,261	327,179
Total expenses	267,185	160,261	327,179
Net investment income (loss)	1,678,233	309,691	906,914
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(46,204)	(9,158)	29,809
In-kind redemptions	2,477,841	913,074	904,132
Foreign currency transactions	(12,659)	(150)	—
Net realized gain (loss)	2,418,978	903,766	933,941
Net change in unrealized appreciation (depreciation) on:
Investments	554,031	1,245,961	7,171,218
Foreign currency translations	(1,485)	(102)	—
Net change in unrealized appreciation (depreciation)	552,546	1,245,859	7,171,218
Net realized and unrealized gain (loss)	2,971,524	2,149,625	8,105,159
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,649,757	$2,459,316	$9,012,073
* Withholding tax	$231,498	$1,477	$17,119

(1)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.

See Notes to Financial Statements.

15

Statements of Changes in Net Assets

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
	For the period October 4, 2023(1) to June 30, 2024	For the period October 4, 2023(1) to June 30, 2024	For the period October 4, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,678,233	$309,691	$906,914
Net realized gain (loss)	2,418,978	903,766	933,941
Net change in net unrealized appreciation (depreciation)	552,546	1,245,859	7,171,218
Net increase (decrease) in net assets resulting from operations	4,649,757	2,459,316	9,012,073

Distributions	(1,609,810)	(282,481)	(856,371)

Fund Shares Transactions
Proceeds from shares sold	107,864,277	60,320,295	137,838,927
Value of shares redeemed	(11,719,430)	(5,181,993)	(5,882,377)
Net increase (decrease) in net assets resulting from fund share transactions .	96,144,847	55,138,302	131,956,550
Total net increase (decrease) in net assets	99,184,794	57,315,137	140,112,252

Net Assets
Beginning of period	—	—	—
End of period	$99,184,794	$57,315,137	$140,112,252

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	—	—	—
Shares sold	3,800,000	2,180,000	4,900,000
Shares redeemed	(400,000)	(180,000)	(200,000)
Common Shares outstanding, end of period	3,400,000	2,000,000	4,700,000

(1)	Commencement of operations.

See Notes to Financial Statements.

16

Financial Highlights

Brandes International ETF	Period Ended
Selected Per Share Data	June 30, 2024(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.95
Net realized and unrealized gain (loss)	3.76
Total from investment operations	4.71
Less distributions from:
Net investment income	(0.54)
Total distributions	(0.54)
Net Asset Value, end of period	$29.17
Total Return (%)	18.84	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$99
Ratio of expenses (%)	0.70	(d)
Ratio of net investment income (loss) (%)	4.40	(d)
Portfolio turnover rate (%)(e)	10	(c)

Brandes U.S. Small-Mid Cap Value ETF	Period Ended
Selected Per Share Data	June 30, 2024(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.28
Net realized and unrealized gain (loss)	3.57
Total from investment operations	3.85
Less distributions from:
Net investment income	(0.19)
Total distributions	(0.19)
Net Asset Value, end of period	$28.66
Total Return (%)	15.40	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$57
Ratio of expenses (%)	0.70	(d)
Ratio of net investment income (loss) (%)	1.35	(d)
Portfolio turnover rate (%)(e)	4	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

17

Financial Highlights (Continued)

Brandes U.S. Value ETF	Period Ended
Selected Per Share Data	June 30, 2024(a)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.36
Net realized and unrealized gain (loss)	4.69
Total from investment operations	5.05
Less distributions from:
Net investment income	(0.24)
Total distributions	(0.24)
Net Asset Value, end of period	$29.81
Total Return (%)	20.23	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$140
Ratio of expenses (%)	0.60	(d)
Ratio of net investment income (loss) (%)	1.66	(d)
Portfolio turnover rate (%)(e)	6	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

18

Notes to Financial Statements

June 30, 2024

1. Organization

Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (each a "Fund" and collectively the “Funds”) are newly organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission as open end management investment company.

The Funds are managed by Brandes Investment Partners, L.P. an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment advisor (the “Advisor”).

The Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF commenced operations on October 4, 2023. Each Fund is an actively managed ETF and uses an active investment strategy in seeking to meet its investment objective. The investment objective of each Fund is long-term capital appreciation.

Each Fund offers shares that are listed and traded on the CBOE BZX Exchange, Inc.

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services- Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2024 for each Fund based upon the three levels defined above:

Brandes International ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$97,531,712	$—	$—	$97,531,712
Money Market Funds	2,642,783	—	—	2,642,783
TOTAL	$100,174,495	$—	$—	$100,174,495

Brandes U.S. Small-Mid Cap Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,718,642	$—	$—	$55,718,642
Money Market Funds	3,373,135	—	—	3,373,135
TOTAL	$59,091,777	$—	$—	$59,091,777

19

Notes to Financial Statements (Continued)

June 30, 2024

Brandes U.S. Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$137,141,749	$—	$—	$137,141,749
Money Market Funds	3,419,314	—	—	3,419,314
TOTAL	$140,561,063	$—	$—	$140,561,063

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Translation and Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

20

Notes to Financial Statements (Continued)

June 30, 2024

(g) llliquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Advisor to administer the Trust’s liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined within these Notes to Financial Statements.

(h) Indemnification

Under the Funds' organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Brandes Investment Partners, L.P., (the “Advisor”) serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Advisor provides to the Funds, each Fund pays the Advisor a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Investment Advisory Fee
Brandes International ETF	0.70%
Brandes U.S. Small-Mid Cap Value ETF	0.70%
Brandes U.S. Value ETF	0.60%

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Advisor, such as a change of control of the Advisor); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Certain officers and trustees of the Trust are also officers of the Advisor and receive no compensation directly from the Funds for serving in their role.

21

Notes to Financial Statements (Continued)

June 30, 2024

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$19,057,444	$4,812,043
Brandes U.S. Small-Mid Cap Value ETF	6,490,318	1,182,937
Brandes U.S. Value ETF	9,734,697	4,195,875

Purchases and sales of in-kind transactions for the period ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$89,431,074	$9,130,291
Brandes U.S. Small-Mid Cap Value ETF	53,432,226	5,170,818
Brandes U.S. Value ETF	128,316,235	4,818,438

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units redeemed in the transaction.

22

Notes to Financial Statements (Continued)

June 30, 2024

6. Federal Income Taxes

At June 30, 2024, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Distributable earnings (loss)	Paid-in Capital
Brandes International ETF	$(2,477,841)	$2,477,841
Brandes U.S. Small-Mid Cap Value ETF	(913,074)	913,074
Brandes U.S. Value ETF	(904,130)	904,130

The tax character of distributions paid during the year indicated was as follows:

Fund	Ordinary Income*	Long - Term Capital Gains	Return of Capital
Brandes International ETF	$1,609,810	$—	$—
Brandes U.S. Small-Mid Cap Value ETF	282,481	—	—
Brandes U.S. Value ETF	856,371	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The differences between book-basis and tax-basis components of net assets are primarily attributable to Foreign Currency Realized Gain/ Loss Reclass, Redemption In-Kind Sales and PFIC Sales Adjustment treated as ordinary income for tax purposes.

At June 30, 2024, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributable earnings (loss)
Brandes International ETF	$169,216	$480,745	$(87,855)	$562,106
Brandes U.S. Small-Mid Cap Value ETF	27,060	1,244,761	(8,060)	1,263,761
Brandes U.S. Value ETF	126,466	7,125,106	-	7,251,572

At June 30, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brandes International ETF	$99,692,266	$5,538,962	$(5,056,733)	$482,229
Brandes U.S. Small-Mid Cap Value ETF	57,846,914	3,518,758	(2,273,895)	1,244,863
Brandes U.S. Value ETF	133,435,957	10,476,896	(3,351,790)	7,125,106

At June 30, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Brandes International ETF	$87,855	$—	$87,855
Brandes U.S. Small-Mid Cap Value ETF	8,060	—	8,060

23

Notes to Financial Statements (Continued)

June 30, 2024

7. Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Funds’ investments.

8. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The 2023 ETF Series Trust and Shareholders of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (constituting The 2023 ETF Series Trust, hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 4, 2023 (commencement of operations) through June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period October 4, 2023 (commencement of operations) through June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

August 27, 2024

We have served as the auditor of one or more investment companies in The 2023 ETF Series Trust since 2023.

25

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov. .

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-307-0477.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.brandes.com/etfs.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended June 30, 2024.

Fund	Qualified Dividend Income*	Dividends Received Deduction
Brandes International ETF	89.23%	0.00%
Brandes U.S. Small-Mid Cap Value ETF	100.00%	100.00%
Brandes U.S. Value ETF	100.00%	98.63%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

For the period ended June 30, 2024, the Fund listed below intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income (excluding any amortization/accretion of premium/discount) and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Brandes International ETF	$136,468	$2,140,816

This report must be preceded or accompanied by a prospectus.

26

(This page intentionally left blank)

Advisor
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979

Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 S Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States.

BRANDES
INVESTMENT PARTNERS

VALUE SPECIALISTS SINCE 1974
BRANDES.COM/ETFS

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) The registrant’s Code of Ethics is attached hereto.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached herewith.

(a)(4) There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President (Principal Executive Officer)

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President (Principal Executive Officer)

Date	September 6, 2024

By (Signature and Title)	/s/ Michael Minella
Michael Minella (Principal Financial Officer)

Date	September 6, 2024